STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
9.	Stockholders’ Equity

The Company has 200,000,000 shares of its $0.0001 par value common stock authorized and 3,012,121 and 2,571,918 shares issued and 2,498,891 and 2,048,688 shares outstanding at December 31, 2011 and 2010, respectively. There are no options outstanding.

Effective March 23, 2011, the Company's common stock was forward split, 2 shares for each share issued, pursuant to written consent by a majority of the Company's shareholders. All share references have been adjusted as if the split occurred prior to all periods presented.

2011 Transactions

On March 30, 2011, the Company issued 412,286 shares of its common stock in exchange for convertible notes payable with a balance of $711,500 and accrued interest of $19,588.

On July 28, 2011, the Company issued 10,000 shares of its common stock in exchange for consulting services valued at $21,500.

On September 23, 2011, the Company issued 15,000 shares of its common stock in exchange for consulting services to be performed valued at $44,850.

On September 23, 2011, the Company issued 2,750 shares of its common stock in exchange for services performed and valued at $8,223.

On October 19, 2011, the Company issued 167 shares of its common stock in exchange for cash in the amount of $500.

2010 Transactions

During the year ended December 31, 2010, the Company issued: 15,572 shares of its common stock valued at $25,000 to two consultants for consulting services; 33,594 shares of its common stock valued at $58,790 for amounts due a related party; and issued 10,000 shares for $17,500 in accounts payable. Effective December 31, 2010, the Company issued 20,000 shares of its common stock to its outside directors for directors fees valued at $42,500.

Warrants

On January 6, 2011, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933. The Registration Statement was declared effective on July 14, 2011 and registers one Class A Warrant and one Class B Warrant for each common share of the Company issued and outstanding. The warrants have a subscription price of $0.04 which entitles our shareholders to acquire one Class A Warrant which would entitle the holder to acquire one share of our common stock for $2.75 and one Class B Warrant which would entitle the holder to acquire one share of our common stock for $3.50. The warrants have a five year life. At December 31, 2011, the Company had issued 2,194,509 Class A and Class B warrants. Proceeds from the offering are summarized as follows.

Proceeds from sales of Class A and Class B warrants	$87,780
Legal and professional fees incurred for offering	(67,172)
$20,608

On August 10, 2011, the Company issued two warrants to the shareholder who collateralized the Company's $2,000,000 line of credit discussed in Note 7. The Class A Warrant is for 200,000 shares exercisable at $2.75 per share for 10 years and the Class B Warrant is for 250,000 shares exercisable at $3.50 per share for 10 years. The warrants were valued using Black-Scholes at $906,351. This amount will be amortized to interest expense over the ten year life of the warrants. At December 31, 2011, additional paid-in capital and interest expense include $35,247 in amortization.

On November 1, 2011, the Company entered into an investor relations consulting agreement. In addition to cash compensation, the consultant is entitled to receive warrants for certain performance goals. These warrants will be accounted for when the goals are accomplished.